COLUMBIA MUNICIPAL MONEY MARKET FUND  Prospectus, August 1, 2005


CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, Inc.


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TABLE OF CONTENTS


THE FUND                                                2
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Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   5


YOUR ACCOUNT                                            7
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How to Buy Shares....................................   7
Investment Minimums..................................   7
Sales Charges........................................   8
How to Exchange Shares...............................  12
How to Sell Shares...................................  12
Distribution and Service Fees........................  13
Other Information About Your Account.................  14

MANAGING THE FUND                                      17
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Investment Advisor...................................  17
Legal Proceedings....................................  17

FINANCIAL HIGHLIGHTS                                   19
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APPENDIX A


INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND'S $1.00 NET ASSET VALUE PER SHARE WILL BE MAINTAINED.
Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
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THE FUND

INVESTMENT GOAL
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The Fund seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
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The Fund invests principally in high-quality, tax-exempt money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality, dollar-denominated obligations. Under normal conditions, at least 80% of the Fund's investments will produce income that is exempt from federal income tax.

At times, the Fund may invest 25% or more of its total assets in tax-exempt money market securities whose issuers are located in the same state.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

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              UNDERSTANDING TAX-EXEMPT SECURITIES

              Tax-exempt securities are issued by state and local
              governments for various public purposes. The interest on tax-exempt securities typically is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with
              similar maturities. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal income tax.
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PRINCIPAL INVESTMENT RISKS
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The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal security holders. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

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 2

THE FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities issued or supported by public or private entities, including corporate bonds, mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. Because the Fund can invest more than 25% of its total assets in securities whose issuers are located in the same state, economic, business or political developments or changes affecting one such security could similarly affect other securities.


Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. The Fund is permitted to invest all of its assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

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THE FUND

PERFORMANCE HISTORY
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The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


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              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's
              average performance over the past one-year, five-year and
              ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and
              current sales charges. Class B share returns do not reflect
              Class A share returns after conversion of Class B shares to
              Class A shares (see the section "Your Account -- Sales
              Charges").
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CALENDAR YEAR TOTAL RETURNS (CLASS A)


                                  (BAR CHART)

                        3.35%      2.94%      3.07%      2.88%      2.72%      3.58%      2.35%      0.95%      0.50%      0.65%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004




            The Class's year-to-date total return         For the periods shown in bar chart:
            through June 30, 2005 was 0.80%.              Best quarter: 2nd quarter 2000, +0.95%
                                                          Worst quarter: 3rd quarter 2003, +0.08%


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 4

THE FUND


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004(1)



                                                                1 YEAR          5 YEARS         10 YEARS
Class A (%)                                                       0.65%          1.60%            2.29%
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Class B (%)                                                     -4.89%           0.49%            1.54%
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Class C (%)                                                     -0.72%           1.21%            1.83%(2)


For current 7-day yield information, please call 1-800-345-6611.

 (1) Prior to July 15, 2002, the Fund was part of a master fund/feeder fund structure, which invested all of its assets in the SR&F Municipal Money Market Portfolio, a municipal money market master fund that had the same investment goal as the Fund. Although the performance does take current sales charges into account, it has not been adjusted to take into account the fact that the classes offered subsequent to September 28, 1995, the commencement of the master fund/feeder fund structure, bear different class specific expenses than the Portfolio (such as Rule 12b-1 fees). If differences in expenses had been reflected, the returns shown for periods prior to the conversion to a master fund/feeder fund structure would have been different.

 (2) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. Class B shares would have substantially similar annual returns because Class B and Class C shares generally have similar expense structures. Class A shares were initially offered on June 16, 1987, Class B shares were initially offered on May 5, 1992 and Class C shares were initially offered on August 1, 1997.

YOUR EXPENSES
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Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

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UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Funds Distributor, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
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THE FUND

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          0.00            0.00            0.00
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Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(2)         5.00            1.00
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Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (3)             (3)             (3)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

 (3) There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                            0.50            0.50            0.50
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Distribution and service (12b-1) fees (%)                        0.00            1.00            1.00(2)
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Other expenses(3)(4) (%)                                         0.30            0.30            0.30
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Total annual fund operating expenses(3) (%)                      0.80            1.80            1.80(2)


 (1) The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

 (2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.40% and total annual fund operating expenses for Class C shares would be 1.10% (taking into account the reimbursement discussed in footnote (3) below). This arrangement may be modified or terminated by the distributor at any time.

 (3) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. If this reimbursement were reflected in the table, other expenses for each share class would be 0.20% and total annual fund operating expenses for Class A, B and C shares would be 0.70%, 1.70% and 1.10%, respectively (taking into account the 12b-1 fee waiver discussed in footnote (2) above). This arrangement may be modified or terminated by the advisor at any time.

 (4) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $ 82           $255           $  444           $  990
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Class B:  did not sell your shares                                $183           $566           $  975           $1,852
          sold all your shares at
          the end of the period                                   $683           $866           $1,175           $1,852
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Class C:  did not sell your shares                                $183           $566           $  975           $2,116
          sold all your shares at
          the end of the period                                   $283           $566           $  975           $2,116


See Appendix A for additional hypothetical investment and expense information.

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 6

YOUR ACCOUNT

HOW TO BUY SHARES
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Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
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By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class (and, in some cases, certain other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money market
                       fund. To exchange by telephone, call 1-800-422-3737.
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By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
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By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
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Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
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Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
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By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and in some
                       cases certain other classes) of the Fund at no
                       additional sales charge. There may be an additional sales
                       charge if exchanging from a money market fund. To invest
                       your dividends in the Fund, call 1-800-345-6611.



INVESTMENT MINIMUMS

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The initial investment minimum for the purchase of Class A, B and C shares is $1,000. For participants in the Automatic Investment Plan the initial investment minimum is $50. For participants in certain retirement plans the initial investment minimum is $25. The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



Please see the Statement of Additional Information for more details on investment minimums.


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YOUR ACCOUNT

SALES CHARGES
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You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


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CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
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CLASS A SHARES Your purchases of Class A shares are at Class A's net asset value, which is the value of a Fund share excluding any sales charge, and are not subject to an initial sales charge when you purchase shares of the Fund.

Class A shares in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $25 million) are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

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              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
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 8

YOUR ACCOUNT


REDUCED SALES CHARGES FOR LARGER INVESTMENTS.


A.  What are the principal ways to obtain a breakpoint discount?



There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information. Upon request, a Statement of Intent may apply to purchases made 90 days prior to the date the Statement of Intent is received by the Fund.



 B. What accounts are eligible for breakpoint discounts?



The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:



- Individual accounts



- Joint accounts



- Certain IRA accounts



- Certain trusts


- UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. The value of your investment in a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount, purchases of Galaxy money market funds are not included.


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YOUR ACCOUNT


   C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Funds Services, Inc., you will need to provide the foregoing information to a Columbia Funds Services, Inc. representative at the time you purchase shares.



   D. How can I obtain more information about breakpoint discounts?


Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.


CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        5.00
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Through second year                                                       4.00
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Through third year                                                        3.00
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Through fourth year                                                       3.00
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Through fifth year                                                        2.00
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Through sixth year                                                        1.00
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Longer than six years                                                     0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the period during which a CDSC would apply when making purchases of Class B shares through a financial advisor that participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-


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 10

YOUR ACCOUNT


participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation (as described above) apply, so that if the combined value of the eligible Fund accounts in all classes maintained by you and each member of your immediate family (as defined above), together with the value of your current purchase, is at or above a discount level, your current purchase will be subject to a lower CDSC and the applicable reduced holding period, provided that you have notified your financial advisor in writing of the identity of such other accounts and your relationship to the other account holders. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. This Class B share discount program for larger purchases (as further described in the charts below) is not applicable to Class B shares received by former Galaxy Fund Prime B shareholders in connection with the reorganization of the former Galaxy Fund.


PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
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Through second year                                                  2.00
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Through third year                                                   1.00
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Longer than three years                                              0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
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Through second year                                                  2.00
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Through third year                                                   1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor that does not participate in the program to one that does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive

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YOUR ACCOUNT

the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor that does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
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Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


----
 12

YOUR ACCOUNT

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Funds Distributor, Inc. at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check writing       You may sell shares of the Fund by check writing. The check must be at least $250 and no more than $100,000. You will
                       continue to earn dividends on shares until the check is
                       presented to the bank for payment. When the check is
                       presented to the bank a sufficient number of full and
                       fractional shares will be sold at the next determined net
                       asset value to cover the amount of the check. Certificate
                       shares may not be sold by check writing. Check writing is
                       available only for Class A shares. Be sure to complete the appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                       available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                       Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.



DISTRIBUTION AND SERVICE FEES

--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a


                                                                            ----

YOUR ACCOUNT

portion of the Class C share distribution fee so that it does not exceed 0.15% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the service fee and distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedules applicable to Class B shares.


ADDITIONAL INTERMEDIARY COMPENSATION In addition to the commissions specified in this prospectus, the distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of the Fund attributable to a particular intermediary.



In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

----
 14

YOUR ACCOUNT

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities are valued at amortized cost, which is approximately equal to market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the transfer agent.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 16

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. ("Columbia Management"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2005 fiscal year aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.25% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the fiscal year ended March 31, 2005.



LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management and Columbia Funds Distributor, Inc., ("CFD")(collectively, the "Columbia
Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.


Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.


As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.


A copy of the SEC Order is available on the SEC website at A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

                                                                            ----

MANAGING THE FUND


In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CFD, disgorgement of all management fees and monetary damages. The MDL is ongoing.


On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.


In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.



On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.


----
 18

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the fiscal year ended March 31, 2005 and the Fund's prior fiscal years, which ran from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the year ended March 31, 2005 and for the period ended March 31, 2004, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended June 30, 2003, 2002, 2001 and 2000 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                              YEAR
                             ENDED          PERIOD ENDED
                           MARCH 31,         MARCH 31,                                 YEAR ENDED JUNE 30,
                              2005            2004(A)          2003(B)        2002(B)        2001(B)        2000(B)
                           Class A           Class A           Class A        Class A        Class A        Class A
                             ------            ------           ------         ------         ------         ------
NET ASSET VALUE --
  BEGINNING OF PERIOD
  ($)                         1.000             1.000            1.000          1.000          1.000          1.000
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income       0.009(c)          0.003(c)         0.008(c)       0.014(c)       0.033(c)       0.032(d)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DECLARED
TO SHAREHOLDERS ($):
  From net investment
  income                     (0.009)           (0.003)          (0.008)        (0.014)        (0.033)        (0.032)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)             1.000             1.000            1.000          1.000          1.000          1.000
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)(f)         0.87              0.30(g)          0.75           1.36           3.31           3.20
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS (%):
  Expenses                     0.70(h)           0.70(h)(i)       0.70(h)        0.75           0.75           0.75
  Net investment income        0.82(h)           0.39(h)(i)       0.75(h)        1.33           3.27           3.15
  Waiver/reimbursement         0.10              0.07(i)          0.14           1.04           0.80           0.69
Net assets, end of
period (000's) ($)            9,186            10,934           12,448         12,812         12,386         13,362



 (a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.

 (b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.

 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (f) Had the investment advisor and/or administrator not waived a portion of expenses, total return would have been reduced.

 (g) Not annualized.

 (h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (i) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                           YEAR ENDED       PERIOD ENDED
                           MARCH 31,         MARCH 31,                                 YEAR ENDED JUNE 30,
                              2005            2004(A)          2003(B)        2002(B)        2001(B)        2000(B)
                           Class B           Class B           Class B        Class B        Class B        Class B
                             ------            ------           ------         ------         ------         ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)       1.000             1.000            1.000          1.000          1.000          1.000
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income       0.002(c)          0.001(c)         0.002(c)       0.005(c)       0.023(c)       0.022(d)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DECLARED
TO SHAREHOLDERS ($):
  From net investment
  income                     (0.002)           (0.001)          (0.002)        (0.005)        (0.023)        (0.022)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)             1.000             1.000            1.000          1.000          1.000          1.000
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)(f)         0.15              0.08(g)          0.17           0.48           2.37           2.17
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS (%):
  Expenses                     1.41(h)           0.97(h)(i)       1.35(h)        1.58           1.75           1.75
  Net investment income        0.15(h)           0.10(h)(i)       0.06(h)        0.50           2.27           2.15
  Waiver/reimbursement         0.39              0.80(i)          0.59           1.20           0.80           0.69
Net assets, end of
  period (000's) ($)            643               767            1,457            622            223            677



 (a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.


 (b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.


 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (f) Had the investment advisor, administrator and/or distributor not waived a portion of expenses, total return would have been reduced.

 (g) Not annualized

 (h) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (i) Annualized.

----
 20

FINANCIAL HIGHLIGHTS

THE FUND


                           YEAR ENDED       PERIOD ENDED
                           MARCH 31,         MARCH 31,                                 YEAR ENDED JUNE 30,
                              2005            2004(A)          2003(B)        2002(B)        2001(B)        2000(B)
                           Class C           Class C           Class C        Class C        Class C        Class C
                             ------            ------           ------         ------         ------         ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)       1.000             1.000            1.000          1.000          1.000          1.000
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income       0.005(c)          0.001(c)         0.004(c)       0.010(c)       0.029(c)       0.028(d)(e)
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DECLARED
TO SHAREHOLDERS ($):
  From net investment
  income                     (0.005)           (0.001)          (0.004)        (0.010)        (0.029)        (0.028)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)             1.000             1.000            1.000          1.000          1.000          1.000
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(f)(g)         0.47              0.08(h)          0.36           0.96           2.89           2.78
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS (%):
  Expenses                     1.09(h)           0.97(i)(j)       1.09(i)        1.15           1.15           1.15(e)
  Net investment income        0.40(h)           0.11(i)(j)       0.38(i)        0.93           2.87           2.75(e)
  Waiver/reimbursement         0.71              0.80(j)          0.72           1.64           1.40           0.69
Net assets, end of
  period (000's) ($)            327               278              710          3,917            390            221


 (a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.

 (b) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the SR&F Municipal Money Market Portfolio, prior to merger.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Net of fees and expenses waived or borne by the Administrator which amounted to $0.007 per share for the period ended June 30, 2000.

 (e) Net of fees waived by the distributor which amounted to $0.006 per share and 0.60% for the period ended June 30, 2000.

 (f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (g) Had the investment advisor, administrator and/or distributor not waived a portion of expenses, total return would have been reduced.

 (h) Not annualized.

 (i) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (j) Annualized.

                                                                            ----

APPENDIX A


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in each class of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any fee waiver or expense reimbursement.


CLASS A SHARES(1)



  ANNUAL EXPENSE RATIO   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.80%                        $ 10,000.00                           5%



      CUMULATIVE RETURN   HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     END BALANCE BEFORE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES         FEES & EXPENSES         EXPENSES         FEES & EXPENSES       EXPENSES
----  -----------------   ------------------   -----------------   ------------------   -------------
1            5.00%            $10,500.00              4.20%            $10,420.00          $ 81.68
2           10.25%            $11,025.00              8.58%            $10,857.64          $ 85.11
3           15.76%            $11,576.25             13.14%            $11,313.66          $ 88.69
4           21.55%            $12,155.06             17.89%            $11,788.83          $ 92.41
5           27.63%            $12,762.82             22.84%            $12,283.97          $ 96.29
6           34.01%            $13,400.96             28.00%            $12,799.89          $100.34
7           40.71%            $14,071.00             33.37%            $13,337.49          $104.55
8           47.75%            $14,774.55             38.98%            $13,897.66          $108.94
9           55.13%            $15,513.28             44.81%            $14,481.36          $113.52
10          62.89%            $16,288.95             50.90%            $15,089.58          $118.28
TOTAL GAIN BEFORE FEES
  & EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 5,089.58
TOTAL ANNUAL FEES &
  EXPENSES PAID                                                                            $989.80
-----------------------------------------------------------------------------------------------------


 (1) For Class A shares, the year one Annual Fees & Expenses and Hypothetical Year-End Balance Before Fees & Expenses information shown include the dollar amount and effect of any applicable front-end sales charge of the fund.

----
 22

APPENDIX A


CLASS B SHARES


  ANNUAL EXPENSE RATIO   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         1.80%                        $ 10,000.00                           5%



      CUMULATIVE RETURN   HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     END BALANCE BEFORE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES         FEES & EXPENSES         EXPENSES         FEES & EXPENSES       EXPENSES
----  -----------------   ------------------   -----------------   ------------------   -------------
1            5.00%            $10,500.00              3.20%            $10,320.00         $  182.88
2           10.25%            $11,025.00              6.50%            $10,650.24         $  188.73
3           15.76%            $11,576.25              9.91%            $10,991.05         $  194.77
4           21.55%            $12,155.06             13.43%            $11,342.76         $  201.00
5           27.63%            $12,762.82             17.06%            $11,705.73         $  207.44
6           34.01%            $13,400.96             20.80%            $12,080.31         $  214.07
7           40.71%            $14,071.00             24.67%            $12,466.88         $  220.92
8           47.75%            $14,774.55             28.66%            $12,865.82         $  227.99
9           55.13%            $15,513.28             34.06%            $13,406.19         $  105.09
10          62.89%            $16,288.95             39.69%            $13,969.25         $  109.50
TOTAL GAIN BEFORE FEES
  & EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 3,969.25
TOTAL ANNUAL FEES &
  EXPENSES PAID                                                                           $1,852.41
-----------------------------------------------------------------------------------------------------



CLASS C SHARES



  ANNUAL EXPENSE RATIO   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         1.80%                        $ 10,000.00                           5%



      CUMULATIVE RETURN   HYPOTHETICAL YEAR-   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     END BALANCE BEFORE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES         FEES & EXPENSES         EXPENSES         FEES & EXPENSES       EXPENSES
----  -----------------   ------------------   -----------------   ------------------   -------------
1            5.00%            $10,500.00              3.20%            $10,320.00         $  182.88
2           10.25%            $11,025.00              6.50%            $10,650.24         $  188.73
3           15.76%            $11,576.25              9.91%            $10,991.05         $  194.77
4           21.55%            $12,155.06             13.43%            $11,342.76         $  201.00
5           27.63%            $12,762.82             17.06%            $11,705.73         $  207.44
6           34.01%            $13,400.96             20.80%            $12,080.31         $  214.07
7           40.71%            $14,071.00             24.67%            $12,466.88         $  220.92
8           47.75%            $14,774.55             28.66%            $12,865.82         $  227.99
9           55.13%            $15,513.28             32.78%            $13,277.53         $  235.29
10          62.89%            $16,288.95             37.02%            $13,702.41         $  242.82
TOTAL GAIN BEFORE FEES
  & EXPENSES                  $ 6,288.95
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 3,702.41
TOTAL ANNUAL FEES &
  EXPENSES PAID                                                                           $2,115.93
-----------------------------------------------------------------------------------------------------


                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Trust IV: 811-2865



- Columbia Municipal Money Market Fund


--------------------------------------------------------------------------------

        (ColumbiaFunds Logo)

         A Member of Columbia Management Group


         (C)2005 Columbia Funds Distributor, Inc.

         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com                   PRO-36/88227-0705

COLUMBIA MUNICIPAL MONEY MARKET FUND  Prospectus, August 1, 2005


CLASS Z SHARES

Advised by Columbia Management Advisors, Inc.


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   5


YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   7
Sales Charges........................................   9
How to Exchange Shares...............................   9
How to Sell Shares...................................   9
Intermediary Compensation............................  11
Other Information About Your Account.................  11


MANAGING THE FUND                                      14
---------------------------------------------------------
Investment Advisor...................................  14
Legal Proceedings....................................  14


FINANCIAL HIGHLIGHTS                                   16
---------------------------------------------------------
APPENDIX A                                             17


INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND'S $1.00 NET ASSET VALUE PER SHARE WILL BE MAINTAINED.

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.
Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks maximum current income exempt from federal income tax consistent with capital preservation and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests principally in high-quality, tax-exempt money market securities. Money market funds are subject to strict rules that require them to buy individual securities that have remaining maturities of 13 months or less, maintain an average dollar-weighted portfolio maturity of 90 days or less, and buy only high-quality, dollar-denominated obligations. Under normal conditions, at least 80% of the Fund's investments will produce income that is exempt from federal income tax.

At times, the Fund may invest 25% or more of its total assets in tax-exempt money market securities whose issuers are located in the same state.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

             -------------------------------------------------------------------

              UNDERSTANDING TAX-EXEMPT SECURITIES

              Tax-exempt securities are issued by state and local
              governments for various public purposes. The interest on tax-exempt securities typically is not subject to federal income tax. As a result, the yields on tax-exempt securities are generally lower than the yields on taxable bonds with
              similar maturities. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal income tax.
             -------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. The municipal securities market is also subject to uncertainties related to taxation, changes in legislation and the rights of municipal security holders. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other U.S. government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Additionally, the Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities issued or supported by public or private entities, including corporate bonds, mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. Because the Fund can invest more than 25% of its total assets in securities whose issuers are located in the same state, economic, business or political developments or changes affecting one such security could similarly affect other securities.


Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal alternative minimum tax for individuals and corporations. The Fund is permitted to invest all of its assets in bonds subject to the alternative minimum tax. Consult your tax advisor for more information.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's
              Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund
              expenses.(1)
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)


                                  (BAR CHART)

                        3.35%      2.94%      3.07%      2.88%      2.72%      3.58%      2.35%      0.95%      0.50%      0.65%
                        1995       1996       1997       1998       1999       2000       2001       2002       2003       2004




            The Class's year-to-date total return through  For the periods shown in bar chart:
            June 30, 2005 was 0.80%.                       Best quarter: 2nd quarter 2000, +0.95%
                                                           Worst quarter: 3rd quarter 2003, +0.08%



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2004(1)



                                                                                1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                                     0.65%           1.60%            2.29%


For current 7-day yield information, please call 1-800-345-6611.

 (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on June 16, 1987, and Class Z shares were initially offered on July 15, 2002.

----
 4

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, other administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not.



              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (2)

 (1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.

 (2) There is a $7.50 charge for wiring sale proceeds to your bank.

                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)                                           0.50
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(2)(3) (%)                                        0.30
--------------------------------------------------------------------
Total annual fund operating expenses(2) (%)                     0.80


 (1) The Fund pays a management fee of 0.25% and an administration fee of 0.25%.

 (2) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. If this reimbursement were reflected in the table, the other expenses for Class Z shares would be 0.20% and total annual fund operating expenses for Class Z shares would be 0.70%. This arrangement may be modified or terminated by the advisor at any time.

 (3) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $82      $255      $444       $990



See Appendix A for additional hypothetical investment and expense information.


----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Funds Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Funds Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund and mailed to
                       Columbia Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Funds Distributor, Inc. for
                       shares of the same class of the Fund at no additional cost.
                       To exchange by telephone, call 1-800-422-3737. Please see
                       "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


                                                                            ----

YOUR ACCOUNT


IMPORTANT THINGS TO CONSIDER WHEN DECIDING ON A CLASS OF SHARES:


Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.



Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by an intermediary. Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.



Eligible Investors and their applicable investment minimums are as follows:



NO MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any group retirement plan, including defined benefit and defined contribution plans such as 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent;



- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code; or


- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.



$1,000 MINIMUM INITIAL INVESTMENT



- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Funds Distributor, Inc. (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iii) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Funds Distributor, Inc.;



- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Funds Distributor, Inc. ;



- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;


----
 8

YOUR ACCOUNT


- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement); or



- Any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



SALES CHARGES

--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares --
              Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary


                                                                            ----

YOUR ACCOUNT


to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z shares is not offered) of another
                       fund distributed by Columbia Funds Distributor, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Funds Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check writing       You may sell shares of the Fund by check writing. The check must be at least $250 and no more than $100,000. You will
                       continue to earn dividends on shares until the check is
                       presented to the bank for payment. When the check is
                       presented to the bank a sufficient number of full and
                       fractional shares will be sold at the next determined net
                       asset value to cover the amount of the check. Certificate
                       shares may not be sold by check writing. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By wire                You may sell shares of the Fund and request that the
                       proceeds be wired to your bank. You must set up this feature prior to your request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic funds    You may sell shares of the Fund and request that the
transfer               proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.


----
 10

YOUR ACCOUNT


INTERMEDIARY COMPENSATION

--------------------------------------------------------------------------------

The distributor, or its advisory affiliates, from their own resources, may make cash payments to financial service firms that agree to promote the sale of shares of funds that the distributor distributes. A number of factors may be considered in determining the amount of those payments, including the financial service firm's sales, client assets invested in the funds and redemption rates, the quality of the financial service firm's relationship with the distributor and/or its affiliates, and the nature of the services provided by financial service firms to its clients. The payments may be made in recognition of such factors as marketing support, access to sales meetings and the financial service firm's representatives, and inclusion of the Fund on focus, select or other similar lists.



Subject to applicable rules, the distributor may also pay non-cash compensation to financial service firms and their representatives, including: (i) occasional gifts (ii) occasional meals, or other entertainment; and/or (iii) support for financial service firm educational or training events.



In addition, the distributor, and/or the Fund's investment advisor, transfer agent or their affiliates, may pay service, administrative or other similar fees to broker/dealers, banks, third-party administrators or other financial institutions (each commonly referred to as an "intermediary"). Those fees are generally for subaccounting, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. The rate of those fees may vary and is generally calculated on the average daily net assets of the Fund attributable to a particular intermediary.


In some circumstances, the payments discussed above may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the Fund. For further information about payments made by the distributor and its affiliates to financial service firms and intermediaries, please see the Statement of Additional Information. PLEASE ALSO CONTACT YOUR FINANCIAL SERVICE FIRM OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY RECEIVE.


OTHER INFORMATION ABOUT YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities are valued at amortized cost, which is approximately equal to market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

                                                                            ----

YOUR ACCOUNT

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.



DISTRIBUTION OPTIONS


Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

----
 12

YOUR ACCOUNT

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, Inc. ("Columbia Management"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. ("CMG"), which is an indirect wholly owned subsidiary of Bank of America Corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability Company. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.



For the 2005 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.25% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's annual report to shareholders for the fiscal year ended March 31, 2005.


LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management and Columbia Funds Distributor, Inc., ("CFD") (collectively, the "Columbia Group") entered into an Assurance of
Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC, to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the Columbia Funds' independent trustees. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Funds' independent trustees and not unacceptable to the staff of the SEC. At this time, the distribution plan is still under development. As such, any gain to the fund or its shareholders can not currently be determined.


----
 14

MANAGING THE FUND


As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Columbia Funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities. More than 300 cases including those filed against entities unaffiliated with the funds, their Boards, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities have been transferred to the Federal District Court in Maryland and consolidated in a multi-district proceeding (the "MDL"). The fund derivative plaintiffs allege that the funds were harmed by market timing and late trading activity and seek, among other things, removal of the trustees of the funds, removal of Columbia Management and CFD, disgorgement of all management fees and monetary damages. The MDL is ongoing.



On January 11, 2005, a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Funds and Columbia. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit proof of claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions.



In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits seek damages and allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as IN RE COLUMBIA ENTITIES LITIGATION. The plaintiffs filed a consolidated amended complaint on June 9, 2005.


On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption (the "CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has conditionally ordered its transfer to the MDL.


                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal year ended March 31, 2005 and the Fund's prior fiscal period, which ran from July 1 to June
30. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the fiscal year ended March 31, 2005 and for the period ended March 31, 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the period ended June 30, 2003 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                               YEAR ENDED           PERIOD ENDED            PERIOD ENDED
                                                             MARCH 31, 2005       MARCH 31, 2004(A)       JUNE 30, 2003(B)
                                                                Class Z                Class Z                Class Z
                                                                -------                -------                -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           1.000                 1.000                   1.000
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                                        0.009                 0.003                   0.007
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                     (0.009)               (0.003)                 (0.007)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                 1.000                 1.000                   1.000
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                             0.87                  0.30(f)                 0.73(f)
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(g)                                                      0.70                  0.70(h)                 0.70(h)
  Net investment income(g)                                         0.82                  0.39(h)                 0.75(h)
  Waiver/reimbursement                                             0.10                  0.07(h)                 0.14(h)
Net assets, end of period (000's) ($)                            54,242                80,109                  92,780



 (a) The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.

 (b) Class Z shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested.

 (e) Had the investment advisor not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.

 (g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.

 (h) Annualized.

----
 16

APPENDIX A



HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z Shares of the Fund assuming a 5% return each year, the hypothetical year-end balance before expenses and the cumulative return after fees and expenses. The chart also assumes that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the chart and is net of any fee waiver or expense reimbursement.


CLASS Z SHARES



    ANNUAL EXPENSE RATIO      INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
    --------------------      --------------------------------------   ----------------------
           0.80%                            $10,000.00                          5%



                                             HYPOTHETICAL YEAR-
                       CUMULATIVE RETURN        END BALANCE                                   HYPOTHETICAL YEAR-
                         BEFORE FEES &             BEFORE             CUMULATIVE RETURN       END BALANCE AFTER      ANNUAL FEES &
YEAR                       EXPENSES           FEES & EXPENSES       AFTER FEES & EXPENSES      FEES & EXPENSES         EXPENSES
----                   -----------------     ------------------     ---------------------     ------------------     -------------
1                             5.00%              $10,500.00                  4.20%                $10,420.00            $ 81.68
2                            10.25%              $11,025.00                  8.58%                $10,857.64            $ 85.11
3                            15.76%              $11,576.25                 13.14%                $11,313.66            $ 88.69
4                            21.55%              $12,155.06                 17.89%                $11,788.83            $ 92.41
5                            27.63%              $12,762.82                 22.84%                $12,283.97            $ 96.29
6                            34.01%              $13,400.96                 28.00%                $12,799.89            $100.34
7                            40.71%              $14,071.00                 33.37%                $13,337.49            $104.55
8                            47.75%              $14,774.55                 38.98%                $13,897.66            $108.94
9                            55.13%              $15,513.28                 44.81%                $14,481.36            $113.52
10                           62.89%              $16,288.95                 50.90%                $15,089.58            $118.28

TOTAL GAIN BEFORE FEES & EXPENSES                $ 6,288.95
TOTAL GAIN AFTER FEES & EXPENSES                                                                  $ 5,089.58
TOTAL ANNUAL FEES & EXPENSES PAID                                                                                       $989.80


                                                                            ----

NOTES

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NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information and the Fund's website
(www.columbiafunds.com) include a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor or visiting the Fund's website at:


Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.


You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Trust IV: 811-2865


- Columbia Municipal Money Market Fund

--------------------------------------------------------------------------------

        (ColumbiaFunds Logo)

         A Member of Columbia Management Group


         (C)2005 Columbia Funds Distributor, Inc.

         One Financial Center, Boston, MA 02111-2621

         800.426.3750  www.columbiafunds.com                   PRO-36/88326-0705